ADALTA INTERNATIONAL FUND (the “Fund”)

Supplement dated November 8, 2019 to the Prospectus dated August 1, 2019

On November 6, 2019, the Board of Trustees (“Board”) of Forum Funds (the “Trust”) approved a Plan of Liquidation and Dissolution (the “Plan”) pursuant to which the assets of the Fund will be liquidated and the proceeds remaining after payment of, or provision for, liabilities and obligations of the Fund will be distributed to shareholders. The Fund’s investment adviser, Adalta Capital Management LLC (the “Adviser”), has recommended that the Board approve the Plan based on economic and other factors adversely affecting the Fund, and the Board concluded that it is in the best interest of the Fund’s shareholders to liquidate the Fund pursuant to the Plan.

Pursuant to Section 11.04A of the Trust’s Trust Instrument, approval of the Fund’s shareholders is required in order to liquidate the Fund. Pursuant to the Trust Instrument and applicable law, shareholder approval may be obtained through written consent, rather than at a meeting of shareholders.  Separate accounts over which the Adviser maintains investment discretion and voting authority (the “Controlled Accounts”) hold approximately 88% of the Fund’s shares, and the Adviser voted the Controlled Accounts’ shares by written consent in favor of the liquidation, thereby approving the liquidation on behalf of a majority of the Fund’s shareholders. As such, all approvals required by the Trust Instrument and applicable law have been obtained.  Shareholders will receive an information statement describing in greater detail the terms of the Plan, the Board’s considerations in approving the Plan, and the circumstances leading to the Adviser’s recommendation of the Plan, among other information.

In anticipation of the liquidation, the Fund will stop accepting purchases into the Fund as of the date of this supplement. Thereafter, the Fund will begin its process of winding up and liquidating its portfolio assets as soon as reasonably practicable. As a result, the Fund will not be pursuing its investment objective after November 8, 2019. Reinvestment of dividends on existing shares in accounts which have selected that option will continue until the liquidation.

The Fund anticipates that it will complete the liquidation on or around the close of business on or about November 29, 2019 (the “Liquidation Date”). At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, as provided in the Fund’s Prospectus. On the Liquidation Date, the Fund will make liquidating distributions to each remaining shareholder, equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and thereafter the Fund will be terminated and dissolved. Although redemption proceeds are normally paid in cash, shareholders who meet certain conditions may request to receive their proportionate interests in the net assets of the Fund in kind in lieu of cash.

If you own Fund shares in a tax deferred account, such as an individual retirement account, 401(k) or 403(b) account, you should consult your tax adviser to discuss the Fund’s liquidation and determine its tax consequences.

* * *

For more information, please contact a Fund customer service representative toll free at
(844) 284-9829.

PLEASE RETAIN FOR FUTURE REFERENCE.

ADALTA INTERNATIONAL FUND (the “Fund”)

Supplement dated November 8, 2019 to the Statement of Additional Information (“SAI”)
dated August 1, 2019

On November 6, 2019, the Board of Trustees (“Board”) of Forum Funds (the “Trust”) approved a Plan of Liquidation and Dissolution (the “Plan”) pursuant to which the assets of the Fund will be liquidated and the proceeds remaining after payment of, or provision for, liabilities and obligations of the Fund will be distributed to shareholders. The Fund’s investment adviser, Adalta Capital Management LLC (the “Adviser”), has recommended that the Board approve the Plan based on economic and other factors adversely affecting the Fund, and the Board concluded that it is in the best interest of the Fund’s shareholders to liquidate the Fund pursuant to the Plan.

Pursuant to Section 11.04A of the Trust’s Trust Instrument, approval of the Fund’s shareholders is required in order to liquidate the Fund. Pursuant to the Trust Instrument and applicable law, shareholder approval may be obtained through written consent, rather than at a meeting of shareholders.  Separate accounts over which the Adviser maintains investment discretion and voting authority (the “Controlled Accounts”) hold approximately 88% of the Fund’s shares, and the Adviser voted the Controlled Accounts’ shares by written consent in favor of the liquidation, thereby approving the liquidation on behalf of a majority of the Fund’s shareholders. As such, all approvals required by the Trust Instrument and applicable law have been obtained.  Shareholders will receive an information statement describing in greater detail the terms of the Plan, the Board’s considerations in approving the Plan, and the circumstances leading to the Adviser’s recommendation of the Plan, among other information.

In anticipation of the liquidation, the Fund will stop accepting purchases into the Fund as of the date of this supplement. Thereafter, the Fund will begin its process of winding up and liquidating its portfolio assets as soon as reasonably practicable. As a result, the Fund will not be pursuing its investment objective after November 8, 2019. Reinvestment of dividends on existing shares in accounts which have selected that option will continue until the liquidation.

The Fund anticipates that it will complete the liquidation on or around the close of business on or about November 29, 2019 (the “Liquidation Date”). At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, as provided in the Fund’s Prospectus. On the Liquidation Date, the Fund will make liquidating distributions to each remaining shareholder, equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and thereafter the Fund will be terminated and dissolved. Although redemption proceeds are normally paid in cash, shareholders who meet certain conditions may request to receive their proportionate interests in the net assets of the Fund in kind in lieu of cash.

If you own Fund shares in a tax deferred account, such as an individual retirement account, 401(k) or 403(b) account, you should consult your tax adviser to discuss the Fund’s liquidation and determine its tax consequences.

* * *

For more information, please contact a Fund customer service representative toll free at
(844) 284-9829.

PLEASE RETAIN FOR FUTURE REFERENCE.